As filed with the Securities and Exchange Commission on October 22, 2001.
                                                         File No. ___________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. _____ [ ]
                     Post-Effective Amendment No. _____ [ ]
                                 INVESTEC FUNDS
                   (Formerly Guinness Flight Investment Funds)

           (Exact name of Registrant as Specified in Trust Instrument)

                        1055 Washington Blvd., 3rd Floor
                           Stamford, Connecticut 06901
               ___________________________________________________
               (Address of Principal Executive Office) (Zip Code)
                                 (800) 362-5365
                        (Area Code and Telephone Number)

                           Susan Penry-Williams, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022
                      ____________________________________
                     (Name and Address of Agent for Service)

                                     Copy to

                              Mr. Royce N. Brennen
                                 Investec Funds
                        1055 Washington Blvd., 3rd Floor
                           Stamford, Connecticut 06901

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered:  Shares of Beneficial Interest.

No Filing Fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant proposes that the filing become effective on November 21, 2001, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                                 Investec Funds
                        1055 Washington Blvd., 3rd Floor
                           Stamford, Connecticut 06901

Dear Shareholder,

      Enclosed is a Proxy Statement seeking approval by the shareholders of your Fund of a proposed merger of Investec internet.com(TM) Index Fund ("internet.com Fund") and Investec Wireless World Fund(TM) ("Wireless Fund") (collectively, "Merging Funds") into Investec Wired(R) Index Fund ("Wired Fund"). Investec Asset Management U.S. Limited ("Investec") is the investment adviser for the Investec Funds and will remain the investment adviser of the Wired Fund after the merger.

      We are recommending the merger of the Funds because the investment objectives of the Merging Funds and the Wired Fund are similar and the Funds employ similar investment policies to achieve their investment objectives. Additionally, as discussed in the accompanying document, the Merging Funds' asset bases are decreasing and the Wired Fund's ratio of expenses to net assets for the most recently completed fiscal year is lower than those of the Merging Funds. The combined assets of the Funds should provide a more stable asset base for management because daily purchases and redemptions of shares should have a less significant impact on the size of the combined Funds. The accompanying document describes the proposed transaction and compares the investment policies, operating expenses and performance history of the Merging Funds and the Wired Fund. You should review the accompanying materials carefully.

      Remember your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor reminding you to vote your shares. You may also vote your shares on the internet at http://_____
______________.

Sincerely,



Royce N. Brennan
President

                 PRELIMINARY PROXY MATERIALS FOR THE INFORMATION
                    OF THE SECURITIES AND EXCHANGE COMMISSION


                                 INVESTEC FUNDS
                         Investec Wireless World FundTM
                       Investec internet.comTM Index Fund

                                  800-915-6565

                 NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS

       The Investec Funds (the "Trust") will host a special joint meeting of shareholders of the Investec Wireless World FundTM (the "Wireless World Fund") and the Investec internet.comTM Index Fund (the "internet.com Fund") (separately referred to as "a Fund" or "your Fund", and collectively referred to as "the Funds") on December 17, 2001, at _______ a.m. Eastern Time (the "Meeting"). The Meeting will be held at the Funds' offices, located at 1055 Washington Blvd., 3rd Floor, Stamford, Connecticut. At the Meeting, we will ask shareholders of each Fund to vote on the following proposal:

            To approve an Agreement and Plan of Reorganization and Liquidation (the "Plan") which if approved would result in the reorganization of the Fund into the Investec Wired(R) Index Fund; and

            To transact such other business as may properly come before the Meeting and any adjournments thereof.



______________, 2001

                                    By Order of the Board of Trustees,



                                    Eric M. Banhazl
                                          Secretary

                 PRELIMINARY PROXY MATERIALS FOR THE INFORMATION
                    OF THE SECURITIES AND EXCHANGE COMMISSION

 ------------------------------------------------------------------------------
                             YOUR VOTE IS IMPORTANT!

    YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE (Toll-Free), OR BY FAX. JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON YOUR ENCLOSED PROXY CARD.
 ------------------------------------------------------------------------------

                                 INVESTEC FUNDS
                         Investec Wireless World FundTM
                       Investec internet.comTM Index Fund


                      SPECIAL JOINT MEETING OF SHAREHOLDERS
                                December 17, 2001
          ____________________________________________________________

                                 INVESTEC FUNDS
                        1055 Washington Blvd., 3rd Floor
                           Stamford, Connecticut 06901

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                             DATED __________, 2001

                                  INTRODUCTION
                                  ------------

      This Combined Proxy Statement and Prospectus is being provided for a special joint meeting of shareholders of the Investec Wireless World FundTM (the "Wireless World Fund") and the Investec internet.comTM Index Fund (the "internet.com Fund") (separately referred to as "each Fund" or "your Fund", and collectively referred to as "the Funds") to be held on December 17, 2001 (the "Meeting"). We have divided the Combined Proxy Statement and Prospectus into five parts:

      Part 1-- An Overview

      Part 2 -- Proposal to Approve an Agreement and Plan of the
              Reorganization and Liquidation on behalf of your Fund

      Part 3 -- More on Proxy Voting and Joint Meeting of Shareholders

      Part 4 -- Trust Information

      Part 5 -- Form of Agreement and Plan of Reorganization and Liquidation

      Please read the entire Proxy Statement before voting. If you have any questions, please feel free to call us at 800-915-6565.

      This Combined Proxy Statement and Prospectus was first mailed to shareholders the week of _________, 2001. It contains information about the Investec Funds that you should know. Please keep it for future reference. A Statement of Additional Information dated April 26, 2001 is incorporated by reference and can be obtained free of charge by calling us at 800-915-6565.

      Neither the Securities and Exchange Commission (the "SEC") nor any state securities commission has approved or disapproved these securities, or determined that this Combined Proxy Statement and Prospectus is ACCURATE or COMPLETE. Anyone who tells you otherwise is Committing a crime.

      Investec Funds is required by federal law to file reports, proxy statements and other information with the SEC. The SEC maintains a website that contains information about the Investec Funds. Any such reports, proxy material and other information can be inspected and copied at the public reference facilities of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov, at prescribed rates. You may call the SEC at (202) 942-8090 for information on the operation of the Public Reference Room.

PART 1 -  AN OVERVIEW........................................................1

PART 2 - PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF THE REORGANIZATION AND
LIQUIDATION ON BEHALF OF YOUR FUND...........................................1

      Introduction...........................................................1

      How the Reorganization Works...........................................2

      How the Fees of your Fund Compare to the Fees of the Wired
            Index Fund.......................................................2

      Information about the Reorganization...................................4

      Why We Want to Reorganize the Funds....................................6

      Considerations by the Board of Trustees................................7

      How your Fund compares to the Wired Index Fund.........................7

            Comparison of Investment Objectives..............................7

            Comparison of Principal Investment Risks.........................9

            Comparison of Potential Risks and Rewards/Performance...........10

            Comparison of Operations........................................11

      Investment Advisory Agreement.........................................11

      Administration Agreement, Distribution Agreement and
            Distribution Plans..............................................12

      Transfer Agent and Custodian..........................................12

      Dividends and Other Distributions.....................................12

      Purchase, Redemption and Exchange Procedures..........................12

      Exchange and Redemption Rights........................................13

      Trustees..............................................................13

      Comparison of Shareholder Rights......................................13

      Capitalization of the Funds...........................................13

      Required Vote.........................................................14

      Board Recommendation..................................................14

PART 3 -  MORE ON PROXY VOTING AND JOINT MEETING OF SHAREHOLDERS............14

PART 4 -  FUND INFORMATION..................................................16

PART 5 - FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION.......16

      PART  1 - AN OVERVIEW

      The Board of Trustees of the Investec Funds (the "Trust") has sent you this Combined Proxy Statement and Prospectus to ask for your vote on a proposal to approve an Agreement and Plan of the Reorganization and Liquidation on behalf of your Fund. If this proposal is approved by the shareholders of your Fund, your Fund will be reorganized into the Investec Wired(R) Index Fund* (the "Wired Index Fund"). In this Combined Proxy Statement and Prospectus, we refer to the Agreement and Plan of Reorganization and Liquidation as the "Plan of Reorganization," and to the transactions described in the Plan of Reorganization as the "reorganization."


      PART 2 - PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION ON BEHALF OF YOUR FUND

            Introduction

      The Board of Trustees of the Trust, on behalf of each Fund and the Wired Index Fund, all of which are series of the Trust, has approved an Agreement and Plan of Reorganization and Liquidation under which your Fund would be reorganized into the Wired Index Fund.

      The primary purpose of the reorganization of your Fund is to provide a more stable base for management of the Fund because daily purchases and redemptions of shares should have a less significant impact on the size of the combined funds. This may grant a wider range of choices among permitted investments than are currently available to your Fund. In addition, the larger asset base following the reorganization may help your Fund achieve economies of scale, thereby reducing its expenses as a percentage of net assets.


---------------
* "WIRED INDEX" is a service mark, and "WIRED" a registered trademark, of Advance Magazine Publishers Inc. ("Advance"), used with permission of Advance. Wired Magazine and Advance make no representation or warranty, express or implied, to Investec or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Wired Index to track any aspect of market performance. Wired Magazine will continue to determine the composition of the Index without regard to Investec or the Fund, and Wired Magazine has no obligation to take the needs of Investec or investors in the Fund into consideration in determining or composing the Index. Advance does not guarantee the quality, accuracy, currency, and/or the completeness of the index or any data included therein. Advance makes no warranty, express or implied, as to the results to be obtained by Investec, investors in the fund, or any other person or entity from the use of the wired index or any data included therein connection with the fund or for any other use. Advance makes no express or implied warranties, and hereby expressly disclaims all warranties, or merchantability or fitness for a particular purpose or use with respect to the wired index or any data included therein. Without limiting any of the foregoing, in no event shall advance have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

      [The reorganization will qualify as a tax-free reorganization under the Internal Revenue Code (the "Code").]

      Shareholders of each Fund will vote separately to determine whether a Fund will be reorganized into the Wired Index Fund. For each Fund, a majority vote by shareholders is needed to adopt the Plan of Reorganization on behalf of that Fund. If the reorganization of a Fund is not consummated for any reason, including the failure to obtain the requisite approval of the shareholders of the Fund, the reorganization may nevertheless proceed with respect to the other Fund.

      The next few pages of this Combined Proxy Statement and Prospectus discuss some of the details of the proposed reorganization and how it will affect your Fund and you.

            How the Reorganization Works

      If you approve the proposal discussed in this Combined Proxy Statement and Prospectus, your Fund would reorganize into the Wired Index Fund. The reorganization would work as follows:

o If you approve the Plan of Reorganization, your Fund would transfer substantially all of its assets and liabilities to the Wired Index Fund, in exchange for shares of the Wired Index Fund.

o Your Fund would distribute to you the Wired Index Fund shares it receives. The dollar value of the Wired Index Fund shares would be the same as the dollar value of your Fund shares.

o You would become a shareholder of the Wired Index Fund. Your Fund would then cease operations.

      The internet.com Fund and the Wired Index Fund are managed by the same portfolio manager and focus on long-term capital appreciation. The Wireless World Fund is managed by a different team of portfolio managers than the Wired Index Fund, but also focuses on long-term capital appreciation. If the proposal is approved, the portfolio manager of the Wired Index Fund will manage the Fund and the focus will continue to be long-term capital appreciation.

      The investment objective of the Wireless World Fund is long-term capital appreciation primarily through investments in equity securities of companies with substantial business interest in, or that will benefit from, a shift toward wireless communication. The investment objective of the internet.com Fund is long-term capital appreciation primarily through investments in equity securities of companies that comprise the internet.com Index. The investment objective of the Wired Index Fund is long-term capital appreciation primarily though investments in equity securities of companies that comprise the Wired Index. Investec Asset Management U.S. Limited (the "Adviser") currently serves as the investment adviser of each Fund.

            How the Fees of your Fund Compare to the Fees of the Wired Index
            Fund

      Both your Fund and the Wired Index Fund, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services, and other activities. The following table describes the fees and expenses you may pay if you invest in your Fund or the Wired Index Fund. The table also shows the expected expenses of the Wired Index Fund after the reorganizations. The Funds' annual expenses may be more or less than the amounts shown below.

                                                                    Combined Pro
                                                                        Forma
                                 Wireless   internet.com   Wired      (All three
                                World Fund     Fund     Index Fund      Funds)

Shareholder Transaction
Expenses (paid directly from
your investment)
Maximum Sales Charge Imposed       None        None        None          None
on Purchases (as a percentage
of offering price)
Sales Charge Imposed on
Reinvested Dividends               None        None        None          None
Deferred Sales Charge              None        None        None          None
Redemption Fees/Exchange Fees     1.00%(1)    2.00%(5)    1.00%(1)      1.00%(5)
Maximum Account Fee                None        None        None          None
Annual Fund Operating Expenses
(as a percentage of average
daily net assets)

Management Fees                   1.00%     0.90%(2)    0.90%(2)        0.90%(2)
Distribution (Rule 12b-1) Fees    0.00%     0.00%       0.00%           0.00%
Other Expenses                    0.68%(3)  0.64%       0.34%           0.79%
Total Annual Fund Operating
Expenses                          1.68%(3)  1.54%(4)    1.24%(4)        1.69%(4)
Expenses Reimbursed to the Fund None        0.19%       None            0.34%
Net Annual Fund Operating
Expenses (expenses actually
incurred by the Fund)           None        1.35%(4)    1.24%(4)        1.35%(4)

(1) You will be charged a 1% fee if you redeem or exchange shares of this Fund within 30 days of purchase. There is a $10 fee for redemptions by wire.

(2) Pursuant to an Advisory Agreement, this Fund will pay an advisory fee of 0.90% on the first $100 in assets, 0.75% on the next $100 to $500 in assets, and 0.60% on assets over $500 million.

(3) These expenses are based on the estimated amount for the current fiscal year.

(4) The Fund's Adviser is contractually obligated to cap the Fund's Total Annual Fund Operating Expenses at 1.35% through June 30, 2002.

(5) You will be charged a 2% fee if you redeem or exchange shares of this Fund within 30 days of purchase. There is a $10 fee for redemptions by wire.

      Example. This Example is intended to help you compare the cost of investing in your Fund with the cost of investing in the Wired Index Fund, and with the cost of investing in the Wired Index Fund if the proposal is approved by shareholders of each Fund.

      The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                               1 Year  3 Years  5 Years 10 Years
--------------------------------------------------------------------------------
Wireless World Fund                             $171     $530    $913   $1,987
--------------------------------------------------------------------------------
internet.com Fund                               $137     $468    $821   $1,818
--------------------------------------------------------------------------------
Wired Index Fund*                               $126     $393    $681   $1,500
--------------------------------------------------------------------------------
Combined Pro Forma (All three Funds)*           $137     $499    $886   $1,969
--------------------------------------------------------------------------------

* Your costs of investing in the Fund for 1 year reflect the amount you would pay after the Adviser reimburses the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if the Adviser did not reimburse the Fund for some or all of the Other Expenses. If the Adviser continues to cap the Fund's expenses for 3, 5 or 10 years as the Adviser did for the first year, your actual costs for those periods would be lower than the amounts shown. The Adviser is currently under no obligation to cap expenses for any period beyond June 30, 2002.

            Information about the Reorganization

      This section describes some information you should know about the reorganization of your Fund.

      Description of transaction. The Plan of Reorganization provides that your Fund will transfer substantially all of its assets to the Wired Index Fund in exchange for shares of the Wired Index Fund in the same proportion as the shares of your Fund. The Wired Index Fund will also assume substantially all of your Fund's liabilities. After this transaction, the Wired Index Fund will give you shares of the Wired Index Fund (the "Closing"). The dollar value of the shares you receive will be equal to the dollar value of the Fund shares you owned at the end of business on the day the Closing. You will not pay a sales charge or any other fee as part of this transaction. The Funds will bear certain expenses that are normal with this type of reorganization.

      Please see the Plan of Reorganization for a more detailed description of the reorganization. You can find the Plan of Reorganization in Part 5 of this Combined Proxy Statement and Prospectus.

       [Tax Consequences of the Reorganization. The following discussion addresses certain material United States federal income tax consequences of the reorganization. It is based on current tax law, which may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. No attempt has been made to present a complete discussion of the federal tax consequences to the Funds or their shareholders, and this discussion does not address any state, local or foreign tax consequences. The discussion relates to United States persons who hold shares of a Fund as capital assets (as defined in section 1221 of the United States Internal Revenue Code (the "Code")). Special tax considerations may apply to certain types of investors subject to special treatment under the tax law. Accordingly, you are urged to consult your tax adviser with specific reference to your own tax circumstances.

      As a condition to the closing of the reorganization, both your Fund and the Wired Index Fund must receive an opinion of counsel, on the basis of the representations set forth or referred to in such opinion, substantially to the effect that:

      o No gain or loss will be recognized by your Fund on the transfer to the Wired Index Fund of its assets in exchange solely for shares of the Wired Index Fund and the Wired Index Fund's assumption of your Fund's liabilities or on the subsequent distribution of shares of the Wired Index Fund to you in liquidation of your Fund;

      o No gain or loss will be recognized by the Wired Index Fund on its receipt of your Fund's assets in exchange solely for shares of the Wired Index Fund and the Wired Index Fund's assumption of your Fund's liabilities;

      o The Wired Index Fund's adjusted tax basis in the assets acquired from your Fund will be equal to the basis thereof in your Fund's hands immediately before the reorganization, and the Wired Index Fund's holding period for the assets acquired from your Fund will include your Fund's holding period therefor;

      o You will recognize no gain or loss on the exchange of shares of your Fund solely for shares of the Wired Index Fund pursuant to the reorganization; and

      o Your aggregate tax basis in shares of the Wired Index Fund received by you in the reorganization will equal your aggregate tax basis in the shares of your Fund surrendered in exchange therefor, and your holding period for shares of the Wired Index Fund received in the reorganization will include your holding period for the shares of your Fund surrendered in exchange therefor, provided that you hold such shares as capital assets at the effective time of the reorganization.

      As of September 30, 2001, the internet.com Fund and the Wireless World Fund had capital loss carryforwards of $14,761,661 and $23,649,490, respectively. As a result of the reorganization, the use of your Fund's capital loss carryforward after the reorganization may be limited to an amount equal to the net asset value of your Fund immediately prior to the reorganization multiplied by the long-term tax-exempt rate in effect for the month in which the reorganization occurs (the rate for October 2001 is 4.94%).

      You will be required to retain in your records and file with your federal income tax return for the taxable year in which the reorganization takes place a statement setting forth all relevant facts in respect of the nonrecognition of gain or loss upon the exchange. The statement is required to include:

      o     your tax basis in the shares surrendered in the reorganization; and

      o the fair market value of the shares of the Wired Index Fund received in the reorganization as of the effective time of the reorganization.

      Your Fund or the Wired Index Fund may pay a dividend or distribute a taxable gain prior to the reorganization. You may be liable for taxes on those distributions.

      The foregoing discussion is intended only as a summary and does not purport to be a complete analysis or listing of all potential tax effects relevant to a decision whether to vote in favor of the reorganization.]

      Conditions of the reorganization. Before the reorganization can occur, both your Fund and the Wired Index Fund must satisfy certain conditions. For example:

o [Each Fund must receive an opinion of counsel stating, in effect, that the reorganization will qualify as a tax-free reorganization under the Code;]

o Each Fund must receive an opinion of counsel certifying to certain matters concerning the legal existence of each Fund;

o For each Fund, a majority of the shareholders voting at the Meeting in person or by proxy must approve the reorganization on behalf of that Fund.

            Why We Want to Reorganize the Funds

      The Adviser believes that the reorganization will benefit all of the Funds. Among other things, the Adviser believes the reorganization will:

o Result in economies of scale. That is, the increased assets of the combined Funds could possibly reduce expenses over time by spreading fixed costs over a larger asset base.

o Going forward, eliminate duplicative efforts that separate funds may require, such as accounting services, resulting in more efficient operations of the Wired Index Fund.

o Provides a more stable base for management of your Fund because daily purchases and redemptions of shares should have a less significant impact on the size of the combined Funds.

o Provide greater investment opportunities. That is, the increased assets of the combined Funds will provide the manager with a wider range of choices among permitted investments than are currently available to the Funds separately.

            Considerations by the Board of Trustees

      On September 10, 2001, the Board of Trustees of the Trust, on behalf of both your Fund and the Wired Index Fund, unanimously approved the proposed Plan of Reorganization for each Fund. The Trustees concluded that the reorganization:

o Was in the best interests of the shareholders of both your Fund and the Wired Index Fund; and

o Would not result in any dilution of the value of your investment or the investment of the shareholders of the Wired Index Fund.

      In approving the Plan of Reorganization, the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) (the "Independent Trustees"), considered that, among other things:

o Both your Fund and the Wired Index Fund seek long-term capital appreciation;

o Merging your Fund with the Wired Index Fund would result in the combined Fund having a larger asset base which, over time, may result in economies of scale and offer improved services to shareholders; and

o [The reorganization will qualify as a tax-free reorganization under the Code.]

            How your Fund Compares to the Wired Index Fund

      For complete information about your Fund, or the Wired Index Fund, please refer to your copy of the Investec Funds' combined prospectus dated April 26, 2001. You also can call us at 800-915-6565 for a free copy of the combined prospectus. The information contained in your Fund's prospectus is incorporated by reference into this Combined Proxy Statement and Prospectus.

            Comparison of Investment Objectives. The following table compares the investment objective of your Fund with the investment objective of the Wired Index Fund.

-----------------------------------------------------------------------------------------
Wireless World Fund       internet.com Fund             Wired Index Fund
-----------------------------------------------------------------------------------------
Long-term capital         Long-term capital             Long-term capital appreciation
appreciation primarily    appreciation primarily        primarily though investments in
through investments in    through investments in        equity securities of companies
equity securities of      equity securities of          that comprise the Wired Index.
companies with            companies that comprise the
substantial business      internet.com Index.
interest in, or that
will benefit from, a
shift toward wireless
communication.
-----------------------------------------------------------------------------------------

            Comparison of Investment Policies and Strategies. Your Fund and the Wired Index Fund differ primarily in the investment strategies that they employ to achieve their respective goals. The following table compares the principal investment policies and strategies of your Fund with the principal investment policies and strategies of the Wired Index Fund.

-----------------------------------------------------------------------------------------
Wireless World Fund             internet.com Fund             Wired Index Fund
-----------------------------------------------------------------------------------------
The Fund intends to invest at   The internet.com(TM)Index     The Wired(R)Index Fund
least 85% of its assets in      Fund will invest at least     will invest at least 85%
companies with substantial      85% of its total assets in    of its total assets in
interest in, or that may        the securities that comprise  securities that comprise
benefit from, a shift toward    the internet.com Index.       the Wired(R)Index.
wireless communications. This
would include                   As an index fund, the         As an index fund, the
telecommunications companies,   internet.com(TM)Index Fund    Wired(R)Index Fund will
hardware manufacturers,         will attempt to replicate     attempt to replicate the
Internet companies, content     the performance of the        performance of the Wired(R)
providers and service           internet.com Index. The Fund  Index. The Fund will
companies that supply           will follow a principal       follow a principal
equipment, hardware,            investment policy of "full    investment policy of
information or services via     replication," meaning that    "full replication",
wireless communications         the Fund will attempt to      meaning that the Fund
devices.                        invest in all 50 component    will attempt to invest in
                                issues that comprise the      all 40 component issues
The Fund intends to invest in   internet.com Index in         that comprise the Wired(R)
a portfolio of approximately    proportion to their           Index in the proportion
40 stocks that the manager      weighting in the Index. From  they are represented
believes represent the most     time to time, the Fund may    within the Index. From
attractive "wireless            also use a method known as    time to time, we may also
companies."                     "index sampling" to           use a method known as
                                efficiently handle cash       "index sampling", to
In evaluating and selecting     inflows and outflows on a     efficiently handle cash
companies for inclusion in the  short-term basis. "Index      inflows and outflows on a
Fund the manager uses a         sampling" is an investment    short-term basis. "Index
"bottom up" process. This       technique that seeks to       sampling" is an
process places a premium on     replicate the performance of  investment technique that
examining and selecting         the Index by investing in     seeks to replicate the
individual stocks based on      fewer than the 50 component   performance of the Wired(R)
their individual investment     stocks.                       Index  by investing in
merits. The manager will be                                   fewer than the 40
particularly interested in                                    component stocks.
growth companies that are
likely to benefit from new or                                 Temporary Defensive
innovative products, services                                 Investing. During unusual
or processes that should                                      economic or business
enhance such companies'                                       circumstances as
prospects for future growth in                                determined by the
earnings and revenues.                                        manager, the Fund may
                                                              adopt a temporary
The manager will invest mainly                                defensive position and
in medium to large                                            invest a portion or all
capitalization companies                                      of its portfolio in Money
(companies with market                                        Market Instruments. To
capitalizations of more than                                  the extent the Fund is
U.S. $1 billion at the time of                                invested in Money Market
purchase) but will from time                                  Instruments for defensive
to time invest in smaller                                     purposes the Fund's
capitalization issues                                         investment objective may
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
Wireless World Fund             internet.com Fund             Wired Index Fund
-----------------------------------------------------------------------------------------

(companies with market                                        not be achieved.
capitalizations of less than
U.S. $1 billion at the time of
purchase).

During unusual economic or
business circumstances as
determined by the manager, the
Fund may adopt a temporary
defensive position and invest
a portion or all of its
portfolio in Money Market
Instruments. To the extent the
Fund is invested in Money
Market Instruments for
defensive purposes the Fund's
investment objective may not
be achieved.
-----------------------------------------------------------------------------------------

            Comparison of Principal Investment Risks. The following table compares the principal investment risks of investing in your Fund with the principal investment risks of investing in the Wired Index Fund.

-----------------------------------------------------------------------------------------
Wireless World Fund             internet.com Fund             Wired Index Fund
-----------------------------------------------------------------------------------------
The Fund is subject to the      The Fund is subject to the    The Fund is subject to
following risks common to all   following risks common to     the risks common to all
mutual funds that invest in     all mutual funds that invest  mutual funds that invest
equity securities and that      in equity securities and the  in equity securities and
invest in companies involved    securities that make up the   the securities that make
in the telecommunications,      internet.com Index. You may   up the Wired(R) Index.  You
Internet or technology          lose money under any of the   may lose money under any
industries. You may lose money  following circumstances:      of the following
if any of the following occur:                                circumstances:
                                   o the internet.com Index
   o The stock market declines       declines in value;          o the Wired(R)Index
     in value;                                                     declines in value;
                                   o Internet stocks fall
   o Telecommunications,             out of favor with           o the Wired(R)Index is
     technology or wireless          investors (market value       more adversely
     services stocks decline         of an Internet stock          affected by a market
     in value;                       goes down);                   downturn than a
                                                                   larger, more
   o Telecommunications,           o the internet.com Index        broad-based index
     technology or wireless          is more adversely             due to its
     services stocks fall out        affected by a market          concentration and
     of favor with investors;        downturn than a larger,       focus on specific
                                     more broad-based index        sectors;
   o Telecommunications,             due to its
     technology or wireless          concentration and focus     o technology or
     services companies in           on Internet stocks or a       telecommunication
     which the Fund invests          specific sub-sector           stocks fall out of
     lose money due to               within the Internet           favor with
     competitive business            sector;                       investors; or

-----------------------------------------------------------------------------------------
Wireless World Fund             internet.com Fund             Wired Index Fund
-----------------------------------------------------------------------------------------
     pressures or failure to
     keep pace with the rapid      o Internet companies in       o technology companies
     rate of technological           the internet.com Index        in the Wired(R)Index
     change; or                      lose money due to             lose money due to
                                     intense pricing               intense pricing
   o The Fund manager's              pressure or high              pressure or high
     investment strategy does        capital investment            capital investment
     not achieve the Fund's          costs;                        costs.
     objective or the manager
     does not implement the        o the Fund manager's       The Wired(R)Index Fund
     strategy properly.              investment strategy      currently has a
                                     does not achieve the     meaningful minority
You should also be aware that        Fund's objective or the  percentage of its assets
the share prices of                  manager does not         represented by companies
telecommunications, technology       implement the strategy   in the technology,
and wireless services                properly; or             Internet and
companies fluctuate more than                                 communications
other stocks because these         o the stock market goes    industries. These
industries are subject to more       down.                    industries are extremely
rapid change in technology and                                competitive and subject
products than stocks of         In addition, you should be    to rapid rates of change.
companies in most other         aware that share prices of    The competitive nature of
industries. Further, to the     Internet companies will       these industries and
extent that the Fund invests    fluctuate more than other     rapid rate of change
in small companies there may    stocks because Internet       places a challenge on the
be additional risks associated  stocks are subject to more    management of these
with such stocks. Stocks of     rapid change in technology    companies to be
small companies are more        and products than other       successful.
difficult to sell during        stocks and that small cap
market downturns due to lower   stocks which comprise the     The Wired(R) Index Fund is
liquidity. The Fund may         internet.com Index are more   non-diversified which
exhibit a greater degree of     difficult to sell during a    means that, compared to
volatility and fluctuation on   down market due to lower      other funds, the Fund may
a day-to-day basis than a more  liquidity. The Fund may       invest a greater
diversified fund.               exhibit a greater degree of   percentage of its assets
                                volatility and fluctuation    in a particular issuer.
                                on a day-to day basis than a  To the extent that the
                                larger, broad-based index.    Fund invests in a small
                                                              number of issuers, there
                                                              may be a greater risk of
                                                              losing money than in a
                                                              diversified investment
                                                              company.
-----------------------------------------------------------------------------------------

            Comparison of Potential Risks and Rewards/Performance. Your Fund and the Wired Index Fund have their own risks and potential rewards. The charts and tables below compare the potential risks and rewards of investing in each Fund.

      The bar charts shown below provide an indication of the risks of investing in each Fund by showing changes in each Fund's performance for various time periods ending December 31. The figures shown in the bar charts and tables assume reinvestment of dividends.

      Keep in mind that past performance does not indicate future results.

      Wireless World Fund

      No bar chart is available because the Fund has not been in existence for a full calendar year.

      internet.com Fund

      2000:  -58.48

      During the period shown in the bar chart, the best performance for a quarter was 11.34% (for the quarter ended 3/31/00). The worst performance was -52.20% (for the quarter ended 12/31/00).

      Wired Index Fund

      1999:  68.68%
      2000:  -16.78%

      During the period shown in the bar chart, the best performance for a quarter was 40.06% (for the quarter ended 12/31/99). The worst performance was -19.55% (for the quarter ended 12/31/00).

      The average annual total returns for internet.com Fund and the Wired Index Fund for the periods ended December 31, 2000 are as follows:

----------------------------------------------------------------------
Average Annual Total Returns                  Past One      Since
                                                Year      inception
----------------------------------------------------------------------
internet.com                                   -58.48%    -17.85%*
----------------------------------------------------------------------
Wired Index Fund                               -16.78%    24.52%**
----------------------------------------------------------------------
*   Average annual total return since inception, July 30, 1999.
**  Average annual total return since inception, December 15, 1998.

      The average annual total returns for the Wireless World Fund is not available because the Fund has not been in existence for a full calendar year.

            Comparison of Operations.

      Investment Advisory Agreement

      Investec Asset Management U.S. Limited (the "Adviser") is the investment adviser for all the Funds and the Wired Index Fund. The Adviser supervises all aspects of the Funds' operations and advises the Funds, subject to oversight by the Fund's Board of Trustees. For providing these services, the each Fund pays the Adviser an annual advisory fee. The Adviser's primary offices are located in the U.K., South Africa, Guernsey, Hong Kong, and the U.S. The U.S. office is located at 1055 Washington Blvd., 3rd Floor Stamford, CT 06901. The Advisers' main office is located in London, England at 2 Gresham Street, London EC2V 7QP. The Hong Kong office is located at 2106-2108 Jardine House, One Connaught Place, Central, Hong Kong. The Advisory Agreement was approved on behalf of each Fund by the Board of Trustees on June

3, 1998 and by the shareholders of the Funds on August 25, 1998 at a shareholder meeting called for that purpose.

            Administration Agreement, Distribution Agreement and Distribution
            Plan

      The Trust has entered into separate Administration and Distribution Agreements with respect to the Funds with Investment Company Administration, L.L.C. ("Administrator") and Quasar Distributors, LLC ("Distributor"), respectively.

      For its services to the Funds, the Administrator receives a monthly fee equal to, on an annual basis, 0.05% of each Fund's average daily net assets, subject to a $20,000 annual minimum per fund.

      Under the Distribution Agreement, the Distributor uses all reasonable efforts, consistent with its other business, to secure purchases for the Funds' shares and pays the expenses of printing and distributing any prospectuses, reports and other literature used by the Distributor, advertising, and other promotional activities in connection with the offering of shares of the Funds for sale to the public.

      The Funds will not make separate payments as a result of the Distribution Plan to the Adviser, the Administrator, Distributor or any other party, it being recognized that the Funds presently pay, and will continue to pay, an investment advisory fee to the Adviser and an administration fee to the Administrator. To the extent that any payments made by the Funds to the Adviser or the Administrator, including payment of fees under the Investment Advisory Agreement or the Administration Agreement, respectively, should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Plan. The Distribution Plan and related agreements were approved by the Board of Trustees including all of the "Qualified Trustees" (Trustees who are not "interested" persons of the Funds, as defined in the Investment Company Act of 1940 Act, as amended (the "1940 Act"), and who have no direct or indirect financial interest in the Plan or any related agreement).

            Transfer Agent and Custodian

      Transfer Agent. State Street Bank and Trust Company is the Transfer Agent for the Funds. The Transfer Agent provides record keeping and shareholder services. State Street is located at P.O. Box 1912, Boston, MA 02105.

      Custodian. Investors Bank and Trust Company is the custodian for the Funds. The custodian holds the securities, cash and other assets of the Funds. Investors Bank and Trust is located at 200 Claredon Street, Boston, MA 02116.

            Dividends and Other Distributions

      Both Funds and the Wired Index Fund distribute all or most of their net investment income and net capital gains to shareholders. Dividends (investment income) for the Funds are normally declared and paid semi-annually, in June and December. Net capital gains for the Funds are normally distributed in June and December. When calculating the amount of capital gain for a Fund, the Fund can offset any capital gain with net capital loss (which may be carried forward from a previous year).

      Your dividends and/or capital gains distributions will be automatically reinvested on the ex-dividend date when there is a distribution, unless you elect otherwise, so that you will be buying more of both full and fractional shares of the Fund. You will be buying those new shares at the NAV per share on the ex-dividend date. You may choose to have dividends and capital gains distributions paid to you in cash. You may also choose to reinvest dividends and capital gains distributions in shares of another Investec Fund. You may authorize either of these options by calling the Transfer Agent at (800) 915-6565 and requesting an optional shareholder services form. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in the form of cash or additional shares

            Purchase, Redemption and Exchange Procedures

      The Transfer Agent is open from 8 a.m. to 6 p.m. Eastern Time for purchase, redemption and exchange orders. Shares will be purchased, exchanged and redeemed at NAV per share. For trades in the Wired(R) Index Fund, Wireless World Fund(TM) and internet.com(TM) Index Fund, the transfer agent must receive your request by the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) to receive the NAV of that day. The phone number you should call for account transaction requests is (800) 915-6565.

            Exchange and Redemption Rights

      You may exchange or redeem shares by mail or telephone. When you exchange shares, you sell shares of one Investec Fund and buy shares of another Fund. You may realize either a gain or loss on those shares and will be responsible for paying the appropriate taxes. If you exchange or redeem through a broker, the broker may charge you a transaction fee. If you purchased your shares by check, you may not receive your redemption proceeds until the check has cleared, which may take up to 15 calendar days.

            Trustees

      The Board of Trustees of the Trust is responsible for the management of both Funds.

            Comparison of Shareholder Rights. As series of the Trust, both Funds' shareholders have the same rights, including, but not limited to, par value, preemptive rights, preference and appraisal rights.

            Capitalization of the Funds. The table below show existing capitalization as of September 30, 2001, as well as pro forma capitalization as of the same date, which reflects the impact of any corporate actions, including accounting adjustments, required to facilitate the reorganization. For these reasons, the total pro forma combined Total Net Assets may differ from the combined net assets of the Funds prior to the reorganization.

  ---------------------------------------------------------------------------
                                                 Total Net
                                                 Assets in        Shares
                                                 Millions       Outstanding
  ---------------------------------------------------------------------------
  Wireless World                                 $10,470            2,894
  ---------------------------------------------------------------------------
  internet.com Fund                               $3,746            1,341
  ---------------------------------------------------------------------------
  Wired Index Fund                               $70,693            6,556
  ---------------------------------------------------------------------------
  Combined Pro Forma (All Three Funds)           $84,909            7,875
  ---------------------------------------------------------------------------

            Required Vote

      Approval of the Proposal requires approval of a majority of the outstanding voting securities of your Fund. Should the Plan of Reorganization not be approved with respect to your Fund, the Board of Trustees would determine what, if any, further action should be taken, including continuing to operate your Fund or liquidating it. If the reorganization of a Fund is not consummated for any reason, including the failure to obtain the requisite approval of the shareholders of the Fund, the reorganization may nevertheless proceed with respect to the other Fund.

            Board Recommendation

                      THE BOARD OF TRUSTEES RECOMMENDS THAT
                SHAREHOLDERS OF EACH FUND VOTE "FOR" THE PROPOSAL

      PART  3 - MORE ON PROXY VOTING AND JOINT MEETING OF SHAREHOLDERS

            Who Can Vote

      Only shareholders of record of each Fund at the close of business on the Record Date, __________, 2001, may vote for the proposals at the Meeting. As of the Record Date, the Wireless World Fund had ________shares of beneficial interest issued and outstanding, each share being entitled to one vote. As of the Record Date, the internet.com Fund had ________shares of beneficial interest issued and outstanding, each share being entitled to one vote.

            Information Concerning Outstanding Shares

      [To the best knowledge of each of the Funds, no person beneficially owned 5% or more of the outstanding shares of a Fund as of the Record Date. As of the Record Date, the Trustees and officers as a group owned beneficially less than 1% of the outstanding shares of either one of the Funds.]

            Quorum Requirements

      At the Meeting, the presence in person or by proxy of shareholders of one-third of the outstanding shares entitled to vote at the Meeting shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that a quorum of shareholders is not present at the Meeting, the persons named as proxies shall have the power to adjourn the Meeting. Such meeting shall be reconvened without additional notice. In the event a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies. If this should occur, we will vote proxies for or against a motion to adjourn in the same proportion to the votes received in favor or against the proposal.

      You may cast one vote for the proposal for each whole share that you own of the Fund. We count your fractional shares as fractional votes. If we receive your proxy before the Meeting date, we will vote your shares as you instruct the proxies. If you sign and return your proxy, but do not specify instructions, we will vote your shares in favor of the proposal. You may revoke your proxy at any time before the Meeting if you notify us in writing, or if you attend the Meeting in person and vote in person.

      If a proxy represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention, the shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business but will not be voted. For this reason, a broker "non-vote" and abstentions will have the affect of a "no" vote for purposes of obtaining the requisite approval of the proposal.

            The Proxy Solicitation Process

      The Board of Trustees of the Trust is soliciting your proxy to vote on the matters described in this Combined Prospectus and Proxy Statement. We expect to solicit proxies primarily by mail, but representatives of the Fund, the Fund's investment advisor, their affiliates or others may communicate with you by mail or by telephone or other electronic means to discuss your vote. Such individuals will receive no additional compensation from the Fund for soliciting your proxy vote. [The Funds have also retained Georgeson Shareholder, a professional proxy solicitation firm, to assist in the solicitation of proxies. The cost of the services of Georgeson Shareholder is expected to be approximately $_____ and will be shared equally by the Funds and the Adviser.]

      If you do not expect to attend the Meeting, please sign your proxy card promptly and return it in the enclosed envelope to avoid unnecessary expense and delay. No postage is necessary. You may also vote your shares by phone at 1-800-690-6903, by fax at ________________, or via the internet at
http//www.proxyvote.com. If you need assistance, or have any questions regarding the proposal or how to vote your shares, please call your Fund at 1-800-434-5623. A proxy is revocable at any time prior to its use.

      Other business. The Board of Trustees knows of no other business to be brought before the Meeting. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the named proxies will vote all proxies using their best judgment on such matters unless instructed to the contrary.

      Recommendation of the Board of Trustees. After carefully considering all of the issues involved, the Board of Trustees of the Trust has unanimously concluded that the proposals are in the best interests of shareholders. The Board of Trustees recommends that you vote to approve the Proposals.

      PART  4 - FUND INFORMATION

      The Trust is a business trust established under Delaware law. The operations of The Trust is governed by a Trust Instrument dated March 7, 1997.

      Each Fund is a separate series of the Trust and, as such, has similar rights under the Trust Instrument of the Trust and applicable Delaware law. You should be aware of the following features of the Funds:

o Shares of each Fund participate equally in dividends and other distributions attributable to that Fund, including any distributions in the event of a liquidation.

o     Each share of the Funds is entitled to one vote for all purposes.

o Shares of all series of the Trust vote for the election of Trustees and on any other matter that affects all series of the Trust in substantially the same manner, except as otherwise required by law.

o As to matters that affect each Fund differently, such as approval of an investment advisory agreement, shares of each series vote as a separate series.

o Delaware law does not require registered investment companies, such as the Trust or its series, to hold annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

o Shareholders have available certain procedures for the removal of Trustees.

o The Trust indemnifies trustees and officers to the fullest extent permitted under federal and Delaware law.

      Financial Statements. Ernst & Young LLP, independent auditors of the Trust, has audited the financial statements for the year ended December 31, 2000 incorporated by reference into the Statement of Additional Information dated April 26, 2001.

      PART  5 - FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

      This AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION ("Agreement") is made as of __________, 2001, between Investec Funds, a Delaware business trust (the "Trust"), on behalf of Investec Wired(R) Index Fund, a series of the Trust ("Acquiring Fund"), and the Trust, on behalf of [Investec Wireless World FundTM][Investec internet.com FundTM], a series of the Trust ("Target"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and the Trust is sometimes referred to herein as the "Investment Company.")

      All agreements, representations, and obligations described herein, made or to be taken or undertaken by either Fund, are made or shall be taken or undertaken by the Trust on the Fund's behalf.

      In accordance with the terms and conditions set forth in this Agreement, the parties desire that Target transfer substantially all its assets to Acquiring Fund in exchange solely for voting shares of beneficial interest of Acquiring Fund ("Acquiring Fund's Shares") and the assumption by Acquiring Fund of substantially all of Target's liabilities, and that Target distribute Acquiring Fund's Shares pro rata to the holders of shares of beneficial interest in Target ("Target's Shares") in liquidation of Target. All such transactions with respect to Target and Acquiring Fund are referred to herein collectively as the "Reorganization."

      It is intended by the parties hereto that the Reorganization constitute a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The parties hereto hereby adopt this Agreement as a "plan of reorganization" within the meaning of Treasury Regulation Sections 1.368-2(g) and 1.368-3(a).

      In consideration of the mutual promises herein, the parties covenant and agree as follows:

1.    PLAN OF REORGANIZATION AND LIQUIDATION OF TARGET

      1.1. At the Effective Time (as defined in paragraph 3.1), Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefore:

            (a) to issue and deliver to Target the number of full and fractional Acquiring Fund's Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the "NAV" (computed as set forth in paragraph 2.2) of Acquiring Fund's Shares; and

            (b) to assume Target's liabilities described in paragraph 1.3 ("Liabilities").

      1.2. Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time as defined in paragraph 3.1.

      1.3. Liabilities shall include (except as otherwise provided herein) all of Target's known liabilities, debts and obligations arising in the ordinary course of business reflected on the books of Target at the Effective Time, and any contingent liabilities, if any, as the Board of Trustees shall reasonably deem exist against Target at the Effective Time, for which contingent and other appropriate liability reserves shall be established on Target's books. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all of its known Liabilities prior to the Effective Time.

      1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

      1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute Acquiring Fund's Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (collectively "Shareholders" and individually a "Shareholder"), in exchange for Target's Shares and in liquidation of Target. To accomplish this distribution, Acquiring Fund's transfer agent ("Transfer Agent") shall open accounts on Acquiring Fund's share transfer books in the Shareholders' names and transfer Acquiring Fund's Shares thereto. Each Shareholder's account shall be credited with the pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund's Shares due that Shareholder. All outstanding Target's Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing Acquiring Fund's Shares in connection with the Reorganization. However, certificates representing Target's Shares shall represent Acquiring Fund's Shares after the Reorganization.

      1.6. As soon as reasonably practicable after distribution of Acquiring Fund's Shares pursuant to paragraph 1.5, Target shall be terminated and any further actions shall be taken in connection therewith as required by applicable law. Target shall file such instruments and shall take all other steps necessary to effect a complete liquidation and dissolution of Target.

      1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8. Any transfer taxes payable upon issuance of Acquiring Fund's Shares in a name other than that of the registered holder on Target's books of Target's Shares exchanged therefor shall be paid by the person to whom Acquiring Fund's Shares are to be issued, as a condition of such transfer.

2.    VALUATION

      2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing as defined in paragraph 3.1 ("Valuation Time"), using the valuation procedures set forth in Target's then current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

      2.2. For purposes of paragraph 1.1(a), the NAV of Acquiring Fund's Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then current prospectus and statement of additional information.

      2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Investec Asset Management U.S. Limited.

3.    CLOSING AND EFFECTIVE TIME

      3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal offices, located at 1055 Washington Blvd., Stamford, CT 06901 on ____________, 2001, or at such other place and/or on such other date upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time upon which the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV for Acquiring Fund is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

      3.2. Target shall deliver to the Trust at the Closing a schedule of its Assets as of the Effective Time, which shall set forth for all portfolio securities included therein their adjusted tax bases and holding periods by lot. Target's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.3. The Transfer Agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the names of Target's Shareholders. The Trust shall issue and deliver a confirmation to Target evidencing Acquiring Fund's Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Target that Acquiring Fund's Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

      3.4. The Trust, on behalf of Target and Acquiring Fund, respectively, shall deliver at the Closing a certificate executed in its name by its President or a Vice President and dated as of the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct in all material respects at the Effective Time, with the same force and effect as if made at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement.

4.    REPRESENTATIONS AND WARRANTIES

      4.1.  Target represents and warrants as follows:

              4.1.1. At the Closing, Target will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

              4.1.2. Acquiring Fund's Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

              4.1.3. Target's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

              4.1.4. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not (a) conflict with or violate Delaware law or any provision of the Trust's Trust Instrument or By-laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or (b) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by the Trust;

              4.1.5. Except as otherwise disclosed in writing to and accepted by the Trust, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options and futures) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without Target incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or not taken by any other party thereto prior to the Closing;

              4.1.6. Except as otherwise disclosed in writing to and accepted by the Trust on behalf of Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

              4.1.7. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of the Trust's Board of Trustees on behalf of Target, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders and receipt of any necessary exemptive relief or no-action assurances requested from the Securities and Exchange Commission ("SEC") or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

              4.1.8. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

              4.1.9. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Target, except for (a) a proxy statement ("Proxy Statement"), the information for which is included in a combined prospectus and proxy statement filed by Acquiring Fund with the SEC on Form N-14, (b) receipt of the exemptive relief or no-action assurances referenced in subparagraph 4.1.7, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

             4.1.10. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and
                     (b) not contain any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading. This provision shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by the Trust for use therein.

      4.2.  Acquiring Fund represents and warrants as follows:

              4.2.1. Acquiring Fund's Shares to be issued and delivered to
                     Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and nonassessable by the Trust (except as disclosed in the Trust's then current prospectus and statement of additional information). Except as contemplated by this Agreement, Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

              4.2.2. Acquiring Fund's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

              4.2.3. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby (a) will not conflict with or violate Delaware law or any provision of the Trust's Trust Instrument or By-laws or any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or (b) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by the Trust;

              4.2.4. Except as otherwise disclosed in writing to and accepted by the Trust on behalf of Target, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against the Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

              4.2.5. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of the Trust's Board of Trustees on behalf of Acquiring Fund, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

              4.2.6. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by the Trust, except for (a) the filing with the SEC of the Registration Statement and a post-effective amendment to the Trust's registration statement on Form N-14, (b) receipt of the exemptive relief or no-action assurances referenced in subparagraph 4.2.5, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

      4.3. The Trust, on behalf of each Fund, represents and warrants to the other as follows:

            4.3.1. The Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware; and a copy of its Certificate of Trust is on file with the Secretary of the State of Delaware;

            4.3.2. The Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

            4.3.3. Each Fund is a duly established and designated series of the
                  Trust.

5.    COVENANTS

      5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing, provided that Target shall not dispose of more than an insignificant portion of its historic business assets during such period without Acquiring Fund's prior consent.

      5.2. Target covenants to call a special meeting of shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

      5.3. Target covenants that Acquiring Fund's Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      5.4. Target covenants that it will assist the Trust in obtaining such information as the Trust reasonably requests concerning the beneficial ownership of Target's Shares. 5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to the Trust at the Closing.

      5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

      5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to (a) Acquiring Fund, title to and possession of all Target's Assets, and (b) Target, title to and possession of Acquiring Fund's Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws as it may deem appropriate in order to continue its operations after the Effective Time.

      5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT

      6.1. Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all the obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

              6.1.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Trust's Board of Trustees on behalf of Target and Acquiring Fund and shall have been approved by Target's shareholders in accordance with applicable law.

              6.1.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under
                     Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under Section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain the same would not involve a risk of a material adverse effect on the assets or properties of the Fund.

              6.1.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

              6.1.4. Target shall have received an opinion of Kramer Levin
                     Naftalis & Frankel LLP, counsel to the Trust ("Counsel"), substantially to the effect that:

                   6.1.4.1. Acquiring Fund is a validly existing series of the
                            Trust, a business trust duly formed and validly existing and in good standing under the laws of the State of Delaware with the power under its Trust Instrument to carry on its business and to own all of its properties and assets;

                   6.1.4.2. This Agreement (a) has been duly authorized and
                            executed by the Trust on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Target, is a legal, valid and binding obligation of Acquiring Fund, enforceable against Acquiring Fund in accordance with its terms, except as such enforceability may be limited by (i) bankruptcy, insolvency, reorganization, receivership, fraudulent conveyance, moratorium or other laws of general application relating to or affecting the enforcement of creditors' rights and remedies, as from time to time in effect, (ii) application of equitable principles (regardless of whether such enforceability is considered in a proceeding in equity or at law) and
                            (iii) principles of course of dealing or course of performance and standards of good faith, fair dealing, materiality and reasonableness that may be applied by a court to the exercise of rights and remedies;

                   6.1.4.3. Acquiring Fund's Shares to be issued and delivered to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and nonassessable (except as disclosed in the Trust's then current prospectus and statement of additional information);

                   6.1.4.4. The execution and delivery of this Agreement did
                            not, and the consummation of the transactions contemplated hereby will not (a) materially violate the Trust's Trust Instrument or By-laws or any provision of any agreement to which the Trust (with respect to Acquiring Fund) is a party or by which it is bound or (b) to the knowledge of Counsel, result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree known to Counsel to which the Trust (with respect to Acquiring Fund) is a party or by which it (with respect to Acquiring Fund) is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by the Trust;

                   6.1.4.5. To the knowledge of Counsel, no consent, approval, authorization or order of any Delaware or Federal Court or governmental authority of the State of Delaware or the United States of America is required for the consummation by the Trust on behalf of Acquiring Fund, of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act and the 1940 Act and under securities laws of states other than the State of Delaware;

                   6.1.4.6. The Trust is registered with the SEC as an
                            investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend such registration; and

                   6.1.4.7. To the knowledge of Counsel, (a) no litigation,
                            administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) the Trust (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Trust.

                     In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization; and (v) rely on certificates of officers or trustees of the Trust, in each case reasonably acceptable to the Trust.

              6.1.5. Acquiring Fund shall have received an opinion of Counsel, substantially to the effect that:

                   6.1.5.1. Target is a validly existing series of the Trust, a business trust duly organized and validly existing and in good standing under the laws of the State of Delaware with power under its Trust Instrument to own all of its properties and assets and, to the knowledge of Counsel, to carry on its business as presently conducted;

                   6.1.5.2. This Agreement (a) has been duly authorized and
                            executed by the Trust on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by the Trust on behalf of Acquiring Fund, is a legal, valid and binding obligation of Target, enforceable against Target in accordance with its terms, except as such enforceability may be limited by (i) bankruptcy, insolvency, reorganization, receivership, fraudulent conveyance, moratorium or other laws of general application relating to or affecting the enforcement of creditors' rights and remedies, as from time to time in effect,

                            (ii) application of equitable principles (regardless of whether such enforceability is considered in a proceeding in equity or at law) and (iii) principles of course of dealing or course of performance and standards of good faith, fair dealing, materiality and reasonableness that may be applied by a court to the exercise of rights and remedies;

                   6.1.5.3. The execution and delivery of this Agreement did
                            not, and the consummation of the transactions contemplated hereby will not, (a) materially violate the Trust's Trust Instrument or By-laws or any provision of any agreement known to Counsel, to which the Trust (with respect to Target) is a party or by which it is bound or (b) to the knowledge of such counsel, result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree known to Counsel to which the Trust (with respect to Target) is a party or by which it (with respect to Target) is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by the Trust;

                   6.1.5.4. To the knowledge of Counsel, no consent, approval, authorization or order of any Delaware or Federal Court or governmental authority of the State of Delaware or the United States of America is required for the consummation by the Trust on behalf of Target, of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act and the 1940 Act and under securities laws of states other than the State of Delaware;

                   6.1.5.5. The Trust is registered with the SEC as an
                            investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend such registration; and

                   6.1.5.6. To the knowledge of Counsel, (a) no litigation,
                            administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target and (b) the Trust (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Trust.

              In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the

              Reorganization, and (v) rely on certificates of officers or trustees of Target; in each case reasonably acceptable to the Trust.

              6.1.6. [The Trust, on behalf of Target and Acquiring Fund, shall have received an opinion of Counsel addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences of the Reorganization ("Tax Opinion"). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (and/or in separate letters addressed to Counsel) and each Fund's separate covenants. Each Fund agrees to make reasonable covenants and representations as to factual matters as of the Effective Time in connection with the rendering of such opinion. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                   6.1.6.1. The Reorganization will constitute a
                            reorganization within the meaning of section
                            368(a)(1) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                   6.1.6.2. No gain or loss will be recognized by Target on
                            the transfer to Acquiring Fund of its assets in exchange solely for Acquiring Fund's Shares and Acquiring Fund's assumption of Target's liabilities or on the subsequent distribution of those shares to the Shareholders in liquidation of Target;

                   6.1.6.3. No gain or loss will be recognized by Acquiring
                            Fund on its receipt of Target's assets in exchange solely for Acquiring Fund's Shares and its assumption of Target's liabilities;

                   6.1.6.4. Acquiring Fund's adjusted tax basis in the assets acquired from Target will be equal to the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the assets acquired from Target will include Target's holding period therefor;

                   6.1.6.5. A Shareholder will recognize no gain or loss on
                            the exchange of Target Shares solely for Acquiring Fund's Shares pursuant to the Reorganization; and

                   6.1.6.6. A Shareholder's aggregate tax basis in Acquiring
                            Fund's Shares received by it in the Reorganization will equal its aggregate tax basis in its Target Shares surrendered in exchange therefor, and its holding period for Acquiring Fund Shares received in the reorganization will include its holding period for Target Shares surrendered in exchange therefor, provided such Target Shares are held as capital assets by the Shareholder at the Effective Time.]

      6.2. At any time before the Closing, either Fund may waive any of the foregoing conditions if, in the judgment of the Trust's Board of Trustees, such waiver will not have a material adverse effect on its shareholders' interests.

7.    BROKERAGE FEES AND EXPENSES

      7.1. The Trust, on behalf of each Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      7.2. The Funds will be responsible for paying the following expenses incurred in connection with the Reorganization:

            [to be provided]

8.    ENTIRE AGREEMENT; SURVIVAL

      8.1. Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

9.    TERMINATION OF AGREEMENT

      9.1. This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's
            Shareholders:

              9.1.1. By either Fund (a) in the event of a material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before _____________, 2002; or

              9.1.2. By the parties' mutual agreement.

            9.2.  In the event of termination under paragraphs 9.1.1(a), (b) or
                  (c) or 9.1.2, there shall be no liability for damages on the part of either Fund affected by the termination, or the trustees or officers of the Trust, to the other Fund.

10.   AMENDMENT

      10.1. This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's Shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on such Shareholders' interests.

11.   MISCELLANEOUS

      11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      11.3. The parties acknowledge that the Trust is a business trust. Notice is hereby given that this instrument is executed on behalf of the Trust's Trustees solely in their capacity as trustees, and not individually, and that the Trust's obligations under this instrument on behalf of each Fund are not binding on or enforceable against any of its trustees, officers, or shareholders, but are only binding on and enforceable against the respective Funds' assets and property. Each Fund agrees that, in asserting any rights or claims under this Agreement, it shall look only to the corresponding Fund's assets and property in settlement of such rights or claims and not to such Trustees or shareholders or to the assets of any other series of the Trust.

      11.4. The Trust agrees to indemnify and hold harmless each Trustee of the Trust at the time of the execution of this Agreement against expenses, including reasonable attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by such Trustee in connection with any claim that is asserted against such trustee arising out of such person's service as a Trustee of the Trust, provided that such indemnification shall be limited to the full extent of the indemnification that is available to the Trustees of the Trust pursuant to the provisions of the Trust's Trust Instrument and applicable law.

      11.5 The Trust, on behalf of each Fund, hereby waives any conflict arising out of the representation of each Fund by Counsel.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed by its duly authorized officer.

ATTEST: INVESTEC FUNDS, on behalf of the [Investec Wireless World FundTM] [Investec internet.com FundTM]




By:  _________________________________   By:  ________________________________
      Eric M. Banhazl                          Royce N. Brennan
      Secretary                                President

ATTEST:                                  INVESTEC FUNDS, on behalf of the
                                         Investec Wired(R) Index Fund




By:  _________________________________   By:  ________________________________
      Eric M. Banhazl                          Royce N. Brennan
      Secretary                                President

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION
                                  _______, 2001

                          Acquisition of the Assets of
                                 INVESTEC FUNDS
                              Wireless World FundTM
                            internet.comTM Index Fund

                    by and in exchange for all the shares of
                                 INVESTEC FUNDS
                               Wired(R) Index Fund


       This Statement of Additional Information dated __________, 2001, is not a prospectus, but should be read in conjunction with the Combined Proxy Statement and Prospectus dated ___________, 2001. This Statement of Additional Information is incorporated by reference in its entirety into the Combined Proxy Statement and Prospectus. Copies of the Combined Proxy Statement and Prospectus may be obtained by writing Investec Funds at 1055 Washington Blvd., 3rd Floor, Stamford, CT 06901 or by calling toll free 1-800-915-6565.



                                TABLE OF CONTENTS

                                                                        Page
Statement of Additional Information of the Investec Wired(R)Index
Fund, the Investec Wireless World FundTM, and the Investec
internet.comTM Index Fund, all of which are series of the Investec
Funds, dated April 26, 2001.                                             2

Financial Statements of the Investec Wired(R)Index Fund, the
Investec Wireless World FundTM, and the Investec internet.comTM
Index Fund, dated December 31, 2000 and June 30, 2001.                   2

    STATEMENT OF ADDITIONAL INFORMATION OF THE REGISTRANT AND OF EACH COMPANY
                                 BEING ACQUIRED

       The Statement of Additional Information of the Investec Wired(R) Index Fund (the "Registrant"), the Investec Wireless World FundTM, and the Investec internet.comTM Index Fund (each a "Company Being Acquired"), all of which are series of the Investec Funds, dated April 26, 2001, as filed with the Securities and Exchange Commission on April 26, 2001, pursuant to Rule 485(b) (File No. 33-75340) hereby is incorporated by reference. You may obtain a copy at no cost by writing Investec Funds at 1055 Washington Blvd., 3rd Floor, Stamford, CT 06901 or by calling toll free 1-800-915-6565.


    FINANCIAL STATEMENTS OF THE REGISTRANT AND OF EACH COMPANY BEING ACQUIRED

       The audited and unaudited Financial Statements of the Investec Wired(R) Index Fund (the "Registrant"), the Investec Wireless World FundTM, and the Investec internet.comTM Index Fund (each a "Company Being Acquired"), all of which are series of the Investec Funds, are incorporated by reference to the Annual Report and Semi-Annual Report of the Investec Funds (File No. 33-75340) dated December 31, 2000 June 30, 2001, respectively. You may obtain copies at no cost by writing Investec Funds at 1055 Washington Blvd., 3rd Floor, Stamford, CT 06901 or by calling toll free 1-800-915-6565.

       The following unaudited pro forma financial information combines the Schedules of Portfolio Investments, the Statements of Assets and Liabilities, and the Statements of Operations, as of September 30, 2001, of the Investec Wireless World Fund(TM), Investec Internet.com(TM) Index Fund and the Investec Wired(R) Index Fund to reflect the reorganization of the Investec Wireless World Fund(TM) and the Investec Internet.com(TM) Index Fund into the Investec Wired(R) Index Fund. The pro forma financial information shows the expected effect of the reorganization transaction on the Investec Wired(R) Index Fund.

        INVESTEC INTERNET.COM(TM) INDEX FUND, INVESTEC WIRED(R) INDEX AND
                        INVESTEC WIRELESS WORLD FUND(TM)
                  PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                              Shares                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
internet.com(TM)     Wired(R)        Wireless                                                        internet.com(TM)   Wired(R)
  Index Fund       Index Fund     World Fund(TM)    Pro Forma                                           Index Fund     Index Fund
 (Historical)      (Historical)    (Historical)     Combined                                           (Historical)   (Historical
----------------   ------------   -------------    ----------                                        --------------   ------------
                                                              AUTOMOBILE
          -          78,175               -          78,175   DaimlerChrysler AG                        $      -      $ 2,343,687
                                                                                                        --------      -----------

                                                              BANKING
          -          41,854               -          41,854   State Street Corp.                               -        1,904,357
                                                                                                        --------      -----------

                                                              BIOLOGICAL RESEARCH
          -           8,148               -           8,148   Affymetrix, Inc.*                                -          130,775
          -          50,190               -          50,190   Aventis S.A.                                     -        3,768,767
          -           9,400               -           9,400   INCYTE Pharmaceuticals, Inc.*                    -          128,404
                                                                                                        --------      -----------
                                                                                                               -        4,027,946
                                                                                                        --------      -----------
                                                              BIOPHARMACEUTICALS
          -          28,400               -          28,400   Millennium Pharmaceuticals, Inc.*                -          504,384
                                                                                                        --------      -----------

                                                              BUSINESS & Information Services
          -               -          30,820          30,820   Accenture Ltd.                                   -                -
                                                                                                        --------      -----------

                                                              COMMUNICATION SERVICES
          -          29,200               -          29,200   WPP Group Plc                                    -        1,076,677
                                                                                                        --------      -----------

                                                              COMPUTER EQUIPMENT
          -               -          94,250          94,250   Asustek Computer, Inc.                           -                -
     15,490         227,010               -         242,500   Cisco Systems, Inc.*                       188,668        2,764,982
          -               -          44,700          44,700   M-Systems Flash Disk Pioneers, Ltd.              -                -
          -               -         236,679         236,679   Parthus Technologies Plc                         -                -
                                                                                                        --------      -----------
                                                                                                         188,668        2,764,982
                                                                                                        --------      -----------
                                                              Computer Services
          -               -           6,500           6,500   Electronic Data Systems Corp.                    -                -
          -               -          21,300          21,300   Logica Plc                                       -                -
                                                                                                        --------      -----------
                                                                                                               -                -
                                                                                                        --------      -----------
                                                              Computer Storage Devices
          -          96,366               -          96,366   Emc Corp./Mass*                                  -        1,132,301
                                                                                                        --------      -----------

                                                              Computers
          -               -           2,700           2,700   International Business Machines Corp.            -                -
     17,910         225,180               -         243,090   Sun Microsystems, Inc.*                    148,116        1,862,239
                                                                                                        --------      -----------
                                                                                                         148,116        1,862,239
                                                                                                        --------      -----------
                                                              Consumer Electronics
          -          50,338               -          50,338   Sony Corp.                                       -        1,671,222
                                                                                                        --------      -----------

-------------------------------------------------------------------------------------------------
                                                                  Value
-------------------------------------------------------------------------------------------------
                                                Wireless
                                             World Fund(TM)    Pro Forma        Pro Forma
                                              (Historical)       Adjust          Combined
                                             --------------   ------------     -------------
AUTOMOBILE
DaimlerChrysler AG                                    -          $     -       $ 2,343,687
                                              ---------         --------        ----------

BANKING
State Street Corp.                                    -                -         1,904,357
                                              ---------         --------        ----------

BIOLOGICAL RESEARCH
Affymetrix, Inc.*                                     -                -           130,775
Aventis S.A.                                          -                -         3,768,767
INCYTE Pharmaceuticals, Inc.*                         -                -           128,404
                                              ---------         --------        ----------
                                                      -                -         4,027,946
                                              ---------         --------        ----------
BIOPHARMACEUTICALS
Millennium Pharmaceuticals, Inc.*                     -                -           504,384
                                              ---------         --------        ----------

BUSINESS & Information Services
Accenture Ltd.                                  392,955                -           392,955
                                              ---------         --------        ----------

COMMUNICATION SERVICES
WPP Group Plc                                         -                -         1,076,677
                                              ---------         --------        ----------

COMPUTER EQUIPMENT
Asustek Computer, Inc.                          282,665                -           282,665
Cisco Systems, Inc.*                                  -                -         2,953,650
M-Systems Flash Disk Pioneers, Ltd.             189,081                -           189,081
Parthus Technologies Plc                         70,454                -            70,454
                                              ---------         --------        ----------
                                                542,200                -         3,495,850
                                              ---------         --------        ----------
COMPUTER SERVICES
Electronic Data Systems Corp.                   374,270                -           374,270
Logica Plc                                      211,349                -           211,349
                                              ---------         --------        ----------
                                                585,619                -           585,619
                                              ---------         --------        ----------
COMPUTER STORAGE DEVICES
Emc Corp./Mass*
                                                      -                -         1,132,301
                                              ---------         --------        ----------
COMPUTERS
International Business Machines Corp.           249,210                -           249,210
Sun Microsystems, Inc.*                               -                -         2,010,355
                                              ---------         --------        ----------
                                                249,210                -         2,259,565
                                              ---------         --------        ----------
CONSUMER ELECTRONICS
Sony Corp.                                            -                -         1,671,222
                                              ---------         --------        ----------

------------------------------------------------------------------------------------------------------------------------------------
                              Shares                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
internet.com(TM)     Wired(R)        Wireless                                                        internet.com(TM)   Wired(R)
  Index Fund       Index Fund     World Fund(TM)    Pro Forma                                           Index Fund     Index Fund
 (Historical)      (Historical)    (Historical)     Combined                                           (Historical)   (Historical
----------------   ------------   -------------    ----------                                        --------------   ------------
                                                              Consulting Services
      9,140               -               -            9,140  Sapient Corp.                               35,189                -
      3,330               -               -            3,330  Wireless Facilities, Inc.                   14,885                -
                                                                                                       ---------       ----------
                                                                                                          50,074                -
                                                                                                       ---------       ----------
                                                              Electronics Manufacturing
          -               -           8,700            8,700  ASM International, N.V.                          -                -
          -          60,530               -           60,530  Flextronics International Ltd.*                  -        1,001,166
          -               -          15,300           15,300  Intersil Holding Corp.                           -                -
          -               -          14,900           14,900  Philips Electronics N.V.                         -                -
          -               -          10,010           10,010  Samsung Electronics                              -                -
                                                                                                       ---------       ----------
                                                                                                               -        1,001,166
                                                                                                       ---------       ----------

                                                              Energy / Petroleum
          -          61,410               -           61,410  Enron Corp.                                      -        1,672,194
                                                                                                       ---------       ----------

                                                              Entertainment
          -         126,945               -          126,945  Walt Disney Co.                                  -        2,363,716
                                                                                                       ---------       ----------

                                                              E-Tailers and E-Commerce
     20,120               -               -           20,120  Amazon.com, Inc.                           120,116                -
                                                                                                       ---------       ----------

                                                              Financial Services
          -         177,163               -          177,163  Charles Schwab & Co., Inc.                       -        2,037,375
          -          50,682           6,300           56,982  First Data Corp.                                 -        2,952,733
                                                                                                       ---------       ----------
                                                                                                               -        4,990,108
                                                                                                       ---------       ----------
                                                              Holding Offices
          -               -          76,860           76,860  Nordic Baltic Holding (NBH) AB                   -                -
                                                                                                       ---------       ----------

                                                              Hotel Management                                 -
          -          31,353               -           31,353  Marriott International, Inc. - Class A           -        1,047,190
                                                                                                       ---------       ----------
                                                                                                               -        1,047,190
                                                                                                       ---------       ----------
                                                              Industry Machinery
          -          70,682               -           70,682  Applied Materials, Inc.*                         -        2,010,196
                                                                                                       ---------       ----------

                                                              Insurance
          -          47,115               -           47,115  American International Group, Inc.               -        3,674,970
                                                                                                       ---------       ----------

                                                              Internet Content
     26,070               -               -           26,070  CMGI, Inc.                                  26,070                -
     10,260               -               -           10,260  CNET, Inc.                                  44,118                -
      9,900               -               -            9,900  Doubleclick, Inc.                           56,430                -
      8,140               -               -            8,140  HomeStore.com, Inc.                         62,271                -
     24,620               -               -           24,620  InfoSpace, Inc.                             36,438                -
      9,560               -               -            9,560  Inktomi Corp.                               26,194                -
      2,250               -               -            2,250  Multex.com, Inc.                             4,658                -
      4,450               -               -            4,450  S1 Corp.                                    37,647                -
                                                                                                       ---------       ----------
                                                                                                         293,826                -
                                                                                                       ---------       ----------
-------------------------------------------------------------------------------------------------
                                                                  Value
-------------------------------------------------------------------------------------------------
                                             Wireless
                                          World Fund(TM)      Pro Forma         Pro Forma
                                           (Historical)         Adjust           Combined
                                          --------------     ------------     -------------
 Consulting Services
 Sapient Corp.                                      -                -                35,189
 Wireless Facilities, Inc.                          -                -                14,885
                                           ----------         --------            ----------
                                                    -                -                50,074
                                           ----------         --------            ----------
 Electronics Manufacturing
 ASM International, N.V.                      100,050                -               100,050
 Flextronics International Ltd.*                    -                -             1,001,166
 Intersil Holding Corp.                       427,176                -               427,176
 Philips Electronics N.V.                     288,854                -               288,854
 Samsung Electronics                          589,589                -               589,589
                                           ----------         --------            ----------
                                            1,405,669                -             2,406,835

 Energy / Petroleum
 Enron Corp.                                        -                -             1,672,194
                                           ----------         --------            ----------

 Entertainment
 Walt Disney Co.                                    -                -             2,363,716
                                           ----------         --------            ----------

 E-Tailers and E-Commerce
 Amazon.com, Inc.                                   -                -               120,116
                                           ----------         --------            ----------

 Financial Services
 Charles Schwab & Co., Inc.                         -                -             2,037,375
 First Data Corp.                             367,038                -             3,319,771
                                           ----------         --------            ----------
                                              367,038                -             5,357,146
                                           ----------         --------            ----------
 Holding Offices
 Nordic Baltic Holding (NBH) AB               374,340                -               374,340
                                           ----------         --------            ----------

 Hotel Management                                                    -                     -
 Marriott International, Inc. - Class A             -                -             1,047,190
                                           ----------         --------            ----------
                                                    -                -             1,047,190
                                           ----------         --------            ----------
 Industry Machinery
 Applied Materials, Inc.*                           -                -             2,010,196
                                           ----------         --------            ----------

 Insurance
 American International Group, Inc.                 -                -             3,674,970
                                           ----------         --------            ----------

 Internet Content
 CMGI, Inc.                                         -                -                26,070
 CNET, Inc.                                         -                -                88,236
 Doubleclick, Inc.                                  -                -               112,860
 HomeStore.com, Inc.                                -                -               124,542
 InfoSpace, Inc.                                    -                -                36,438
 Inktomi Corp.                                      -                -                26,194
 Multex.com, Inc.                                   -                -                 4,658
 S1 Corp.                                           -                -                37,647
                                           ----------         --------            ----------
                                                    -                -               293,826
                                           ----------         --------            ----------

------------------------------------------------------------------------------------------------------------------------------------
                              Shares                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
internet.com(TM)     Wired(R)        Wireless                                                         internet.com(TM)   Wired(R)
  Index Fund       Index Fund     World Fund(TM)  Pro Forma                                             Index Fund     Index Fund
 (Historical)      (Historical)    (Historical)    Combined                                             (Historical)   (Historical
----------------   ------------   -------------   ----------                                          --------------   ------------
                                                            Internet Enablers
     19,150               -              -         19,150   Ariba, Inc.                                      35,619               -
      6,600               -              -          6,600   Broadcom Corp.                                  133,980               -
     15,090               -              -         15,090   Commerce One, Inc.                               37,121               -
      9,040               -              -          9,040   Juniper Networks, Inc.                           87,688               -
      4,700               -              -          4,700   net2Phone, Inc.                                  14,241               -
                                                                                                        -----------    ------------
                                                                                                            308,649               -
                                                                                                        -----------    ------------
                                                            Internet / New Media
     14,150               -              -         14,150   Ameritrade Holding Corp. - Class A               56,741               -
      5,320          76,594              -         81,914   AOL Time Warner, Inc.*                          176,092       2,535,261
     23,940               -              -         23,940   E*trade Group, Inc.                             144,837               -
      4,110          34,400              -         38,510   eBay, Inc.*                                     188,032       1,573,800
      4,290               -              -          4,290   GOTO.com, Inc.                                   53,196               -
      4,240               -              -          4,240   Hotel Reservations Network, Inc.                 96,418               -
     10,600               -              -         10,600   Ticketmaster Online - CitySearch, Inc.          109,710               -
     14,070          71,578              -         85,648   Yahoo!, Inc.*                                   123,957         630,602
                                                                                                        -----------    ------------
                                                                                                            948,983       4,739,663
                                                                                                        -----------    ------------
                                                            Internet Search/Portals
     37,050               -              -         37,050   Terra Networks S.A., ADR                        188,585               -
                                                                                                        -----------    ------------

                                                            Internet Security
      5,560               -         10,300         15,860   Check Point Software Technologies Ltd.          122,431               -
      3,520               -              -          3,520   Internet Security Systems, Inc.                  32,067               -
     12,160               -              -         12,160   RealNetworks, Inc.                               59,098               -
      4,690               -              -          4,690   VeriSign, Inc.                                  196,511               -
                                                                                                        -----------    ------------
                                                                                                            410,107               -
                                                                                                        -----------    ------------
                                                            Internet Services
     41,580               -              -         41,580   Asia Global Crossing Ltd.                        93,555               -
                                                                                                        -----------    ------------

                                                            Media                                                 -               -
          -          66,612              -         66,612   News Corp. Cayman ADR                                 -       1,605,349
          -          30,541              -         30,541   Reuters Group - Sponsored ADR                         -       1,595,767
                                                                                                        -----------    ------------
                                                                                                                  -       3,201,116
                                                                                                        -----------    ------------
                                                            Oil & Gas Services
          -          58,386              -         58,386   Schlumberger Ltd.                                     -       2,668,240
                                                                                                        -----------    ------------

                                                            Pharmaceuticals
          -          72,286              -         72,286   GlaxoSmithKline Plc*                                  -       4,056,690
                                                                                                        -----------    ------------

                                                            Retail
          -          74,560              -         74,560   Wal-Mart Stores, Inc.                                 -       3,690,720
                                                                                                        -----------    ------------

                                                            Semiconductors
     56,454               -         14,850         71,304   Infineon Technologies AG                              -               -
          -         124,580              -        124,580   Intel Corp.                                           -       2,540,186
          -               -          2,500          2,500   Kla-Tencor Corp.                                      -               -
          -               -         20,802         20,802   Perlos Oyj                                            -               -
          -               -        145,000        145,000   Taiwan Semiconductor Manufacturing Co. Ltd.           -               -
                                                                                                        -----------    ------------
                                                                                                                          2,540,186

-------------------------------------------------------------------------------------------------
                                                                  Value
-------------------------------------------------------------------------------------------------
                                             Wireless
                                          World Fund(TM)        Pro Forma           Pro Forma
                                           (Historical)           Adjust             Combined
                                          --------------       ------------       -------------
Internet Enablers
Ariba, Inc.                                          -                  -               35,619
Broadcom Corp.                                       -                  -              133,980
Commerce One, Inc.                                   -                  -               37,121
Juniper Networks, Inc.                               -                  -               87,688
net2Phone, Inc.                                      -                  -               14,241
                                             ---------          ---------           ----------
                                                     -                  -              308,649
                                             ---------          ---------           ----------
Internet / New Media
Ameritrade Holding Corp. - Class A                   -                  -               56,741
AOL Time Warner, Inc.*                               -                  -            2,711,353
E*trade Group, Inc.                                  -                  -              144,837
eBay, Inc.*                                          -                  -            1,761,832
GOTO.com, Inc.                                       -                  -               53,196
Hotel Reservations Network, Inc.                     -                  -               96,418
Ticketmaster Online - CitySearch, Inc.               -                  -              109,710
Yahoo!, Inc.*                                        -                  -              754,559
                                             ---------          ---------           ----------
                                                     -                  -            5,688,646
                                             ---------          ---------           ----------
Internet Search/Portals
Terra Networks S.A., ADR                             -                  -              188,585
                                             ---------          ---------           ----------

Internet Security
Check Point Software Technologies Ltd.         226,806                  -              349,237
Internet Security Systems, Inc.                      -                  -               32,067
RealNetworks, Inc.                                   -                  -               59,098
VeriSign, Inc.                                       -                  -              196,511
                                             ---------          ---------           ----------
                                               226,806                  -              636,913
                                             ---------          ---------           ----------
Internet Services
Asia Global Crossing Ltd.                                               -               93,555
                                             ---------          ---------           ----------

Media                                                -                  -                    -
News Corp. Cayman ADR                                -                  -            1,605,349
Reuters Group - Sponsored ADR                        -                  -            1,595,767
                                             ---------          ---------           ----------
                                                     -                  -            3,201,116
                                             ---------          ---------           ----------
Oil & Gas Services
Schlumberger Ltd.                                    -                  -            2,668,240
                                             ---------          ---------           ----------

Pharmaceuticals
GlaxoSmithKline Plc*                                 -                  -            4,056,690
                                             ---------          ---------           ----------

Retail
Wal-Mart Stores, Inc.                                -                  -            3,690,720
                                             ---------          ---------           ----------

Semiconductors
Infineon Technologies AG                       181,381                  -              181,381
Intel Corp.                                          -                  -            2,540,186
Kla-Tencor Corp.                                78,950                  -               78,950
Perlos Oyj                                     159,037                  -              159,037
Taiwan Semiconductor Manufacturing Co. Ltd.    196,219                  -              196,219
                                             ---------          ---------           ----------
                                               615,587                  -            3,155,773
                                             ---------          ---------           ----------

------------------------------------------------------------------------------------------------------------------------------------
                              Shares                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
internet.com(TM)     Wired(R)        Wireless                                                        internet.com(TM)   Wired(R)
  Index Fund       Index Fund     World Fund(TM)    Pro Forma                                           Index Fund     Index Fund
 (Historical)      (Historical)    (Historical)     Combined                                           (Historical)   (Historical
----------------   ------------   -------------    ----------                                        --------------   ------------
                                                               SOFTWARE
          -               -           8,900            8,900   Amdocs, Ltd.                                    -                -
      4,760               -               -            4,760   Art Technology Group, Inc.                  3,332                -
     26,670               -               -           26,670   At Home Corp.                               4,001                -
          -               -           8,600            8,600   BEA Systems, Inc.                               -                -
     20,840          31,200               -           52,040   BroadVision, Inc.*                         18,964           28,392
      9,810               -               -            9,810   EarthLink, Inc.                           149,406                -
     40,380               -               -           40,380   Exodus Communications, Inc.                 7,067                -
     14,430          51,800               -           66,230   i2 Technologies, Inc.*                     49,639          178,192
      7,790              -                -            7,790   Liberate Technologies, Inc.                77,588                -
          -          57,044               -           57,044   Microsoft Corp.*                                -        2,918,941
      2,290               -               -            2,290   Netegrity, Inc.                            19,625                -
          -               -           5,000            5,000   Nvidia Corp                                     -                -
      8,110               -               -            8,110   Openwave Systems, Inc.                    103,403                -
          -         238,870               -          238,870   Oracle Corp.*                                   -        3,004,985
          -          33,905               -           33,905   Parametric Technology Corp.*                    -          175,967
          -               -           8,100            8,100   Peoplesoft, Inc.                                -                -
     13,220               -               -           13,220   Portal Software, Inc.                      19,698                -
     12,660               -               -           12,660   Red Hat, Inc.                              44,310                -
      5,850               -               -            5,850   Research In Motion Ltd.                    94,068                -
      4,290               -               -            4,290   RSA Security, Inc.                         57,743                -
     20,460               -               -           20,460   Sycamore Networks, Inc.                    71,201                -
          -               -           5,400            5,400   THQ, Inc.                                       -                -
     14,880               -               -           14,880   TIBCO Software, Inc.                      109,219                -
     31,000               -               -           31,000   Ulticom, Inc.                              25,048                -
     18,610               -               -           18,610   Vignette Corp.                             65,879                -
                                                                                                     ------------    ------------
                                                                                                         920,191        6,306,477
                                                                                                     ------------    ------------
                                                               Specialty Steel
          -          10,141               -           10,141   Nucor Corp.                                     -          402,598
                                                                                                     ------------    ------------

                                                               Telecommunications
          -               -          21,700           21,700   AT&T Wireless Services, Inc.                    -                -
          -               -          17,300           17,300   Motorola, Inc.                                  -                -
          -               -              35               35   NTT DoCoMo, Inc.                                -                -
          -          94,618               -           94,618   Qwest Communications International*             -        1,580,121
          -               -           9,100            9,100   SBC Communications, Inc.                        -                -
          -               -          39,760           39,760   TTI Team Telecom International Ltd.             -                -
          -               -          20,400           20,400   Utstarcom, Inc.                                 -                -
                                                                                                     ------------    ------------
                                                                                                               -        1,580,121
                                                                                                     ------------    ------------
                                                               Telecommunications - Equipment
          -         164,690               -          164,690   JDS Uniphase Corp.*                             -        1,040,841
                                                                                                     ------------    ------------

                                                               Transportation
          -          38,144               -           38,144   FedEx Corp.*                                    -        1,401,792
          -          16,810               -           16,810   Sabre Holdings Corp.*                           -          449,499
                                                                                                     ------------    ------------
                                                                                                               -        1,851,291
                                                                                                     ------------    ------------

-------------------------------------------------------------------------------------------------
                                                                  Value
-------------------------------------------------------------------------------------------------
                                             Wireless
                                          World Fund(TM)        Pro Forma           Pro Forma
                                           (Historical)           Adjust             Combined
                                          --------------       ------------       -------------
SOFTWARE
Amdocs, Ltd.                                   237,185                  -                 237,185
Art Technology Group, Inc.                           -                  -                   3,332
At Home Corp.                                        -                  -                   4,001
BEA Systems, Inc.                               82,474                  -                  82,474
BroadVision, Inc.*                                   -                  -                  47,356
EarthLink, Inc.                                      -                  -                 149,406
Exodus Communications, Inc.                          -                  -                   7,067
i2 Technologies, Inc.*                               -                  -                 227,831
Liberate Technologies, Inc.                          -                  -                  77,588
Microsoft Corp.*                                     -                  -               2,918,941
Netegrity, Inc.                                      -                  -                  19,625
Nvidia Corp                                    137,350                  -                 137,350
Openwave Systems, Inc.                               -                  -                 103,403
Oracle Corp.*                                        -                  -               3,004,985
Parametric Technology Corp.*                         -                  -                 175,967
Peoplesoft, Inc.                               146,124                  -                 146,124
Portal Software, Inc.                                -                  -                  19,698
Red Hat, Inc.                                        -                  -                  44,310
Research In Motion Ltd.                              -                  -                  94,068
RSA Security, Inc.                                   -                  -                  57,743
Sycamore Networks, Inc.                              -                  -                  71,201
THQ, Inc.                                      233,010                  -                 233,010
TIBCO Software, Inc.                                 -                  -                 109,219
Ulticom, Inc.                                        -                  -                  25,048
Vignette Corp.                                       -                  -                  65,879
                                           -----------          ---------             -----------
                                               836,143                  -               8,062,811
                                           -----------          ---------             -----------
Specialty Steel
Nucor Corp.                                          -                  -                 402,598
                                           -----------          ---------             -----------

Telecommunications
AT&T Wireless Services, Inc.                   324,198                  -                 324,198
Motorola, Inc.                                 269,880                  -                 269,880
NTT DoCoMo, Inc.                               473,052                  -                 473,052
Qwest Communications International*                  -                  -               1,580,121
SBC Communications, Inc.                       428,792                  -                 428,792
TTI Team Telecom International Ltd.            475,132                  -                 475,132
Utstarcom, Inc.                                331,500                  -                 331,500
                                           -----------          ---------             -----------
                                             2,302,554                  -               3,882,675
                                           -----------          ---------             -----------
Telecommunications - Equipment
JDS Uniphase Corp.*                                  -                  -               1,040,841
                                           -----------          ---------             -----------
Transportation
FedEx Corp.*                                         -                  -               1,401,792
Sabre Holdings Corp.*                                -                  -                 449,499
                                           -----------          ---------             -----------
                                                     -                  -               1,851,291
                                           -----------          ---------             -----------

------------------------------------------------------------------------------------------------------------------------------------
                              Shares                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
internet.com(TM)     Wired(R)        Wireless                                                        internet.com(TM)   Wired(R)
  Index Fund       Index Fund     World Fund(TM)    Pro Forma                                           Index Fund     Index Fund
 (Historical)      (Historical)    (Historical)     Combined                                           (Historical)   (Historical
----------------   ------------   -------------    ----------                                        --------------   ------------
                                                              WIRELESS COMMUNICATION EQUIPMENT
          -         112,762          31,080          143,842  Nokia OYJ                                         -       1,764,725
          -               -           5,100            5,100  QUALCOM, Inc.                                     -               -
     43,010               -               -           43,010  Palm, Inc.                                   62,795               -
          -               -          10,800           10,800  Sprint Corp. (PCS Group)                          -               -
          -               -           5,900            5,900  Tekelec                                           -               -
          -               -           9,910            9,910  Verizon Communications                            -               -
          -         127,680         175,480          303,160  Vodafone AirTouch Public Ltd.                     -       2,803,853
                                                                                                     ------------     -----------

                                                              Total Common Stocks
                                                                (cost $11,531,779, $99,911,189
                                                                  and $15,364,473, respectively)        3,733,665      70,693,856
                                                                                                     ------------     -----------

                                                              Total Investments in Securities
                                                                (cost $11,531,779, $99,911,189
                                                                  and $15,364,473, respectively+)       3,733,665      70,693,856
                                                              Other Assets less Liabilities                12,711            (765
                                                                                                     ------------     -----------
                                                              Net Assets                             $ 3,746,376      $70,693,091
                                                                                                     ------------     -----------
                                                              + Cost for Federal income tax purposes is the same.
                                                              Net unrealized appreciation (depreciation) consists of:

                                                              Gross unrealized appreciation          $    169,760    $  4,292,313
                                                              Gross unrealized depreciation            (7,967,873)    (33,509,646
                                                                                                     ------------    ------------
                                                              Net unrealized depreciation            $ (7,798,113)   $(29,217,333
                                                                                                     ------------    ------------

-------------------------------------------------------------------------------------------------
                                                                  Value
-------------------------------------------------------------------------------------------------
                                                                       Wireless
                                                                    World Fund(TM)      Pro Forma           Pro Forma
                                                                     (Historical)         Adjust             Combined
                                                                    --------------     -----------       -------------
WIRELESS COMMUNICATION EQUIPMENT
Nokia OYJ                                                                507,760                -            2,272,485
QUALCOM, Inc.                                                            242,454                -              242,454
Palm, Inc.                                                                     -                -               62,795
Sprint Corp. (PCS Group)                                                 283,932                -              283,932
Tekelec                                                                   77,703                -               77,703
Verizon Communications                                                   536,230                -              536,230
Vodafone AirTouch Public Ltd.                                            386,934                -            3,190,787
                                                                     -----------        ---------           ----------
                                                                       2,035,013                -            6,666,386
                                                                     -----------        ---------           ----------

Total Common Stocks
  (cost $11,531,779, $99,911,189
    and $15,364,473, respectively)                                     9,933,134                -           84,360,655
                                                                     -----------        ---------          -----------

Total Investments in Securities
  (cost $11,531,779, $99,911,189
    and $15,364,473, respectively+)                                    9,933,134                -          84,360,655
Other Assets less Liabilities                                            350,264          186,865             549,075
                                                                     -----------       ----------         -----------
Net Assets                                                           $10,283,398       $  186,865         $84,909,730
                                                                     -----------       ----------         ------------
+ Cost for Federal income tax purposes is the same.
Net unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation                                        $    84,525
Gross unrealized depreciation                                         (5,515,864)               -         $  4,546,598
                                                                     -----------       ----------         ------------
Net unrealized depreciation                                          $(5,431,339                -         $(42,446,785)
                                                                     -----------       ----------         ------------


* Non-income producing security.

See accompanying Notes to Pro Forma Combining Financial Statements.

                       INVESTEC INTERNET.COMTM INDEX FUND,
                        INVESTEC WIRED(R) INDEX FUND AND
                         INVESTEC WIRELESS WORLD FUNDTM
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)

                                                  internet.com(TM)    Wired(R)        Wireless
                                                    Index Fund      Index Fund     World Fund(TM)      Pro Forma        Pro Forma
                                                   (Historical)    (Historical)     (Historical)         Adjust         Combined
                                                  -------------    -------------    -------------    -------------    -------------
ASSETS
 Investments in securities, at cost               $  11,531,779    $  99,911,189    $  15,364,473    $           0    $ 126,807,441
                                                  =============    =============    =============    =============    =============

 Investments in securities, at value              $   3,733,665    $  70,693,856    $   9,933,134    $           0    $  84,360,655
 Cash                                                    38,985           40,290          438,999               --          518,274
 Receivables:
   Securities sold                                           --               --               --               --               --
   Fund shares sold                                       6,400            1,732            7,500               --           15,632
   Dividends and interest                                    36           55,313            1,886               --           57,235
   Due from advisor                                       1,253               --               --          185,735          186,988
 Prepaid expenses and other assets                        8,179            4,711           15,860               --           28,750
                                                  -------------    -------------    -------------    -------------    -------------
     Total assets                                     3,788,518       70,795,902       10,397,379          185,735       85,167,534
                                                  -------------    -------------    -------------    -------------    -------------

LIABILITIES
 Cash overdraft                                              --               --               --               --               --
 Payables:
   Securities purchased                                      --               --           53,310               --           53,310
   Fund shares redeemed                                      --               --            1,130           (1,130)              --
   Due to advisor                                            --            1,702              550               --            2,252
 Accrued expenses                                        40,216           95,322           57,699               --          193,237
 Deferred trustees' compensation                          1,926            5,787            1,292               --            9,005
                                                  -------------    -------------    -------------    -------------    -------------
     Total liabilities                                   42,142          102,811          113,981           (1,130)         257,804
                                                  -------------    -------------    -------------    -------------    -------------

NET ASSETS                                        $   3,746,376    $  70,693,091    $  10,283,398    $     186,865    $  84,909,730
                                                  =============    =============    =============    =============    =============

Number of shares issued and outstanding
(unlimited shares authorized no par value)            1,340,976        6,556,164        2,893,789       (2,915,968)       7,874,961
                                                  =============    =============    =============    =============    =============

Net asset value per share                         $        2.79    $       10.78    $        3.55               --    $       10.78
                                                  =============    =============    =============    =============    =============

COMPONENTS OF NET ASSETS
 Paid-in capital                                  $  29,070,766    $ 122,298,803    $  40,107,883    $           0    $ 191,477,452
 Accumulated net investment income (loss)               (96,130)        (669,645)        (285,212)         186,865         (864,122)
 Accumulated net realized loss on investments       (17,430,147)     (21,718,734)     (24,108,209)              --      (63,257,090)
 Net unrealized appreciation (depreciation) on:
   Investments                                       (7,798,113)     (29,217,333)      (5,431,339)              --      (42,446,785)
   Foreign currency                                          --               --              275               --              275
                                                  -------------    -------------    -------------    -------------    -------------
     Net assets                                   $   3,746,376    $  70,693,091    $  10,283,398    $     186,865    $  84,909,730
                                                  =============    =============    =============    =============    =============


See accompanying Notes to Pro Forma Combining Financial Statements.

                       INVESTEC INTERNET.COMTM INDEX FUND,
                        INVESTEC WIRED(R) INDEX FUND AND
                         INVESTEC WIRELESS WORLD FUNDTM
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)

                                                          internet.comTM     Wired(R)       Wireless
                                                            Index Fund      Index Fund    World FundTM    Pro Forma     Pro Forma
                                                           (Historical)    (Historical)   (Historical)      Adjust       Combined
                                                          ---------------  -------------  --------------  -----------  ------------
INVESTMENT INCOME
  Income
    Dividends +                                                       $0       $543,167         $64,916           $0       $608,083
    Interest                                                         677          3,140          15,550            -         19,367
                                                          ---------------  -------------  --------------  -----------  ------------
      Total income                                                   677        546,307          80,466            -        627,450
                                                          ---------------  -------------  --------------  -----------  ------------

  Expenses
    Advisory fees                                                 64,379        785,848         131,887      (12,679)       969,435
    Fund accounting fees                                          32,794         38,547          31,496            -        102,837
    Transfer agent fees                                           47,094        152,232          81,180            -        280,506
    Custody fees                                                  21,411         63,257          14,563            -         99,231
    Administration fees                                           14,850         45,127          14,845            -         74,822
    Audit fees                                                    11,505         18,640          12,839            -         42,984
    Registration expense                                          16,977         19,693          25,187            -         61,857
    Reports to shareholders                                       16,337         47,748          31,953            -         96,038
    Legal fees                                                    13,634         47,060           8,704            -         69,398
    Trustee fees                                                   6,944         16,597           6,759            -         30,300
    Insurance expense                                              1,231          8,690           1,636            -         11,557
    Interest expense                                               2,046         12,915             466            -         15,427
    Miscellaneous                                                  2,712         19,518           4,163            -         26,393
                                                          ---------------  -------------  --------------  -----------  ------------
       Total expenses                                            251,914      1,275,872         365,678      (12,679)     1,880,785
       Less: fees waived and expenses absorbed                  (155,107)       (59,920)              -     (174,186)      (389,213)
                                                          ---------------  -------------  --------------  -----------  ------------
       Net expenses                                               96,807      1,215,952         365,678     (186,865)     1,491,572
                                                          ---------------  -------------  --------------  -----------  ------------
             Net investment income (loss)                        (96,130)      (669,645)       (285,212)     186,865       (864,122)
                                                          ---------------  -------------  --------------  -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                           (10,370,210)   (18,405,642)    (16,773,503)           -    (45,549,355)
  Net realized loss on foreign currency                                -              -         (23,012)           -        (23,012)
  Net unrealized appreciation (depreciation) on:
    Investments                                                  673,234    (37,937,284)      3,946,896            -    (33,317,154)
    Foreign currency                                                   -              -          (3,072)           -         (3,072)
                                                          ---------------  -------------  --------------  -----------  ------------
       Net realized and unrealized loss on investments        (9,696,976)   (56,342,926)    (12,852,691)           -    (78,892,593)
                                                          ---------------  -------------  --------------  -----------  ------------
           Net increase (decrease) in net assets
           resulting from operations                         ($9,793,106)  ($57,012,571)   ($13,137,903)    $186,865   ($79,756,715)
                                                          ===============  =============  ==============  ===========  ============


+ Net of foreign tax withheld of $30,135 for the Wired(R) Index Fund and $6,129 for the Wireless World FundTM.


See accompanying Notes to Pro Forma Combining Financial Statements.

INVESTEC FUNDS
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENT
--------------------------------------------------------------------------------


NOTE 1 - BASIS OF PRO FORMA PRESENTATION


The pro forma combining financial statements and the accompanying pro forma schedules of investments give effect to the proposed Agreements and Plans of Reorganization pursuant to which the Investec internet.com(TM) Index Fund and the Investec Wireless World Fund(TM) (each a series of the Investec Funds, collectively referred to as the "Acquired Funds") will transfer all of their assets and liabilities to the Investec Wired(R) Index Fund (the "Acquiring Fund"), respectively, in exchange for shares of the corresponding Acquiring Fund. The Investec Wired(R) Index Fund will be the legal and accounting survivor of the reorganizations. The pro forma statements should be read in conjunction with the historical financial statements of the Investec internet.comTM Index Fund and the Investec Wireless World FundTM included in the Statement of Additional Information.

It is contemplated that the reorganizations will be accounted for as a tax-free reorganization of investment companies.


NOTE 2 -  PRO FORMA ADJUSTMENTS

Pro forma adjustments have been made to give effect to each of the following as if the reorganizations had occurred as of the beginning of each period presented:

   A  -  Adjust investment advisory fees to conform with the contractual rates of the Acquiring Fund
   B  -  Adjust expense waiver/reimbursements to conform with the Acquiring
         Fund contractual arrangements

                                INVESTEC FUNDS

                                    PART C
ITEM 15.    INDEMNIFICATION.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A as filed April 26, 2001, accession number 0000922423-01-500074.

Item 16.   Exhibits:

(1)(a)     Certificate of Trust. (1)

(1)(b)     Amendment to Certificate of Trust dated September 8, 2000. (2)

(2)        Bylaws. (1)

(3)        Not Applicable.

(4)        Form of Agreement and Plan of Reorganization and Liquidation.

(5)(a)     Trust Instrument. (1)

(5)(b)     Amendment to Trust Instrument. (2)

(5)(c)     Schedule A to Trust Instrument as of June 28, 2000. (2)

(6) Investment Advisory Agreement between Registrant and Investec Asset Management U.S., Limited (formerly Guinness Flight Investment Management Limited). (3)

(7) General Distribution Agreement between Registrant and First Fund Distributors, Inc. (3)

(8)        Not Applicable.

(9) Amended Custodian Agreement between Registrant and Investors Bank & Trust Company. (3)

(10)(a)    Distribution and Service Plan. (3)

(10)(b) Form of Distribution Plan for a class of the Guinness Flight Wired(R) Index Fund. (4)
---------------
(1) Filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed electronically on March 20, 1997, accession number 0000922423-96-000220 and incorporated herein by reference.

(2) Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed electronically on October 13, 2000, accession number 0000922423-96-500010 and incorporated herein by reference.

(3) Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed electronically on August 28, 1998, accession number 0000922423-98-000948 and incorporated herein by reference.

(4) Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed electronically on December 23, 1999, accession number 0000922423-99-001476 and incorporated herein by reference.

(10)(c)    Form of Rule 18f-3 Multi-Class Plan. (5)

(11)(a)    Consent of Counsel.

(11)(b)    Opinion of counsel (to be filed by amendment).

(11)(c)    Opinion of Delaware counsel (to be filed by amendment).

(12)       Tax Opinion (to be filed by amendment).

(13)       Not Applicable.

(14)       Consent of Ernst & Young LLP, Independent Auditors for the
           Registrant.

(15)       Not Applicable.

(16)       Powers of Attorney.

(17)       Form of Proxy Cards.

ITEM 17.    Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

---------------
(5) Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on June 30, 2000, accession number 0000922423-00-000903 and incorporated herein by reference.

                               SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 19th day of October, 2001.

                                    INVESTEC FUNDS


                                    By:  /s/ Royce N. Brennan
                                       --------------------------------------
                                          Royce N. Brennan
                                          President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 19th of October, 2001.



Signature                   Title                      Date


/s/ Eric Banhazl            Treasurer                  October 19, 2001
----------------------
Eric Banhazl


/s/ Dr. Gunter Dufey        Trustee                    October 19, 2001
----------------------
*Dr. Gunter Dufey


/s/ J. I. Fordwood          Trustee                    October 19, 2001
----------------------
*J. I. Fordwood


/s/ Timothy Guinness        Trustee                    October 19, 2001
----------------------
*Timothy Guinness


/s/ Bret A. Herscher        Trustee                    October 19, 2001
----------------------
*Bret A. Herscher


/s/ J. Brooks Reece, Jr.    Trustee                    October 19, 2001
----------------------
*J. Brooks Reece, Jr.


*By: /s/ Susan Penry-Williams
     ---------------------------
        Susan Penry-Williams
        Attorney-in-Fact

                                EXHIBIT INDEX


EX-99.4      Form of Agreement and Plan of Reorganization and Liquidation.

EX-99.11(a)  Consent of Counsel.

EX-99.11(b)  Opinion of counsel (to be filed by amendment).

EX-99.12     Opinion of Delaware counsel (to be filed by amendment).

EX-99.14     Consent of Ernst & Young LLP, Independent Auditors for the
             Registrant.

EX-99.16     Powers of Attorney.

EX-99.17     Form of Proxy Cards.